ACCOUNTS RECEIVABLE (Schedule Of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	$ 7,541	$ 7,296
Allowance of doubtful accounts	(2,839)	(3,252)
Accounts receivable, net	$ 4,702	$ 4,044